STOCK-BASED COMPENSATION - 10K	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
2015 Equity Incentive Plan
GRI Operations adopted the GRI Bio, Inc. 2015 Equity Incentive Plan, as amended (the GRI Operations Plan), that provided GRI Operations with the ability to grant stock options, restricted stock awards and other equity-based awards to employees, directors, and consultants. Stock options granted under the GRI Operations Plan generally had a contractual life of up to 10 years. Upon completion of the Merger, the Company assumed the GRI Operations Plan and 982 outstanding and unexercised options issued thereunder, and ceased granting awards under the GRI Operations Plan.
Amended and Restated 2018 Equity Incentive Plan
On April 21, 2023, the stockholders of the Company approved the Amended and Restated GRI Bio, Inc. 2018 Equity Incentive Plan, formerly the Vallon Pharmaceuticals, Inc. 2018 Equity Incentive Plan (the A&R 2018 Plan). The A&R 2018 Plan had previously been approved by the Company’s Board, subject to stockholder approval. The A&R 2018 Plan became effective on April 21, 2023, with the stockholders approving the amendment to the A&R 2018 Plan to, among other things, (i) to increase the aggregate number of shares by 1,856 shares to 2,381 shares of the Common Stock for issuance as awards under the A&R 2018 Plan, (ii) to extend the term of the A&R 2018 Plan through January 1, 2033, (iii) to prohibit any action that would be treated as a “repricing” of an award without further approval by the stockholders of Company, and (iv) to revise the limits on awards to non-employee directors.
The A&R 2018 Plan provides the Company with the ability to grant stock options, restricted stock and other equity-based awards to employees, directors and consultants. Stock options granted by the Company under the A&R 2018 Plan generally have a contractual life of up to 10 years. As of December 31, 2023, awards granted under the A&R 2018 Plan representing the right to purchase or contingent right to receive up to an aggregate of 2,503 shares of the Common Stock were outstanding and 2,381 shares of the Common Stock were reserved for issuance under the A&R 2018 Plan. The number of shares reserved for issuance under the A&R 2018 Plan may be increased pursuant to the A&R 2018 Plan’s “evergreen” provision on the first day of each calendar year beginning January 1, 2024 and ending on and including January 1, 2033, by a number of shares not to exceed 4% of the aggregate number of shares of the Common Stock outstanding on the final day of the immediately preceding calendar year.
The Company recorded stock-based compensation related to stock options issued under the GRI Operations Plan and A&R 2018 Plan in the following expense categories of its accompanying statements of operations for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Research and development	$—	$—
General and administrative	388	25
Total	$388	$25
The Company measures equity-based awards granted to employees and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for service-based equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period, which is the vesting period for certain performance-based awards. The Company records expense for performance-based awards if it concludes that it is probable that the performance condition will be achieved.
The table below represents the activity of stock options granted to employees and non-employees for the year ended December 31, 2023:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022	1,232	$3,593.85	4.71
Granted	2,427	$216.56
Exercised	—	—
Forfeited	(1,156)	$3,263.98
Outstanding at December 31, 2023	2,503	$471.45	9.55
Exercisable at December 31, 2023	328	$2,198.07	8.81
Vested and expected to vest at December 31, 2023	2,503	$471.45	9.55
As of December 31, 2023, all of the outstanding and exercisable stock options were out of the money and therefore had no intrinsic value. At December 31, 2023, the unrecognized compensation cost related to unvested stock options expected to vest was $424. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of 2.9 years.
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Year Ended December 31,
	2023	2022
Volatility	129.54%	90.39%
Expected term in years	5.84	5.98
Dividend rate	0.00%	0.00%
Risk-free interest rate	4.34%	2.00%
Fair value of common stock on grant date	$193.90	$351.26
Option valuation methods, including Black-Scholes, require the input of subjective assumptions, which are discussed below.
•The expected term of options is determined using the "simplified" method, as prescribed in SEC's SAB No. 107, Share Based Payment (SAB No. 107), whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company's lack of sufficient historical data.
•The expected volatility is based on a weighted average of the Company's historical volatility and the volatilities of similar entities within the Company's industry which were commensurate with the expected term assumption as described in SAB No. 107.
•The risk-free interest rate is based on the interest rate payable on US Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.
•The expected dividend yield is 0% because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend on its common stock.
STOCK-BASED COMPENSATION
2015 Equity Incentive Plan
GRI Operations adopted the GRI Operations Plan, that provided GRI Operations with the ability to grant stock options, restricted stock awards and other equity-based awards to employees, directors, and consultants. Upon completion of the Merger, the Company assumed the GRI Operations Plan and 982 outstanding and unexercised options issued thereunder, and ceased granting awards under the GRI Operations Plan. As of March 31, 2024, no options remain outstanding under the GRI Operations Plan.
Amended and Restated 2018 Equity Incentive Plan
On April 21, 2023, the stockholders of the Company approved the Amended and Restated GRI Bio, Inc. 2018 Equity Incentive Plan, formerly the Vallon Pharmaceuticals, Inc. 2018 Equity Incentive Plan (the A&R 2018 Plan). The A&R 2018 Plan had previously been approved by the Company’s board of directors, subject to stockholder approval. The A&R 2018 Plan became effective on April 21, 2023, with the stockholders approving the amendment to the A&R 2018 Plan to, among other things, (i) to increase the aggregate number of shares by 1,856 shares to 2,381 shares of the Company’s Common Stock for issuance as awards under the A&R 2018 Plan, (ii) to extend the term of the A&R 2018 Plan through January 1, 2033, (iii) to prohibit any action that would be treated as a “repricing” of an award without further approval by the stockholders of Company, and (iv) to revise the limits on awards to non-employee directors.
The A&R 2018 Plan provides the Company with the ability to grant stock options, restricted stock and other equity-based awards to employees, directors and consultants. Stock options granted by the Company under the A&R 2018 Plan generally have a contractual life of up to 10 years. As of March 31, 2024, awards granted under the A&R 2018 Plan representing the right to purchase or contingent right to receive up to an aggregate of 2,503 shares of the Company's Common Stock were outstanding and 4,367 shares of the Company’s Common Stock were reserved for issuance under the A&R 2018 Plan. The number of shares reserved for issuance under the A&R 2018 Plan may be increased pursuant to the A&R 2018 Plan’s “evergreen” provision on the first day of each calendar year beginning January 1, 2024 and ending on and including January 1, 2033, by a number of shares not to exceed 4% of the aggregate number of shares of the Company’s Common Stock outstanding on the final day of the immediately preceding calendar year.
The Company recorded stock-based compensation related to equity-based awards issued under the GRI Operations Plan and the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three months ended March 31, 2024 and 2023:

	For the Three Months Ended March 31,
	2024	2023
Research and development	$—	$—
General and administrative	37	13
Total	$37	$13
The Company measures equity-based awards granted to employees and non-employees based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period or performance-based period, which is generally the vesting period of the respective award. The measurement date for service-based equity awards is the date of grant, and equity-based compensation costs are recognized as expense over the requisite service period.The Company records expense for performance-based awards if the Company concludes that it is probable that the performance condition will be achieved.
The table below represents the activity of stock options granted to employees and non-employees for the three months ended March 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	2,503	$471.45	9.55
Granted	—
Exercised	—
Forfeited/cancelled	—
Outstanding at March 31, 2024	2,503	$471.45	9.30
Exercisable at March 31, 2024	456	$1,655.14	8.78
Vested and expected to vest at March 31, 2024	2,503	$471.45	9.30
As of March 31, 2024, all of the outstanding and exercisable stock options were out of the money and therefore had no intrinsic value. At March 31, 2024, the unrecognized compensation cost related to unvested stock options expected to vest was $350. This unrecognized compensation is expected to be recognized over a weighted-average amortization period of 2.72 years.
No equity-based awards were granted during the three months ended March 31, 2024 and 2023.